Long-Term Borrowings - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2020 CNY (¥)	Oct. 31, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 CNY (¥)
Proceeds from issuance of Long term debt				¥ 0	$ 0	¥ 128,000		¥ 60,000
Repayments of long term debt				87,000	13,652	35,625		7,500
Secured Debt [Member] | Secured Loan Agreements With East West Bank [Member]
Debt Instrument, Face Amount | $									$ 68,000
Proceeds from issuance of Long term debt		¥ 68,000
Debt instrument, Frequency of periodic payment		monthly	monthly
Debt instrument, Payment terms		from 2020 to 2022	from 2020 to 2022
Repayments of long term debt	¥ 34,500	¥ 600					$ 5,400
Long term debt, Percentage bearing fixed interest, Percentage rate		4.15%							4.15%
Secured Debt [Member] | Secured Loan Agreements With SPD Silicon Valley Bank [Member]
Debt Instrument, Face Amount		¥ 60,000
Proceeds from issuance of Long term debt		¥ 60,000	$ 9,200
Debt instrument, Frequency of periodic payment		monthly	monthly
Debt instrument, Payment terms		from 2020 to 2022	from 2020 to 2022
Repayments of long term debt		¥ 5,000		30,000			$ 4,700
Long term debt, Percentage bearing fixed interest, Percentage rate		4.75%							4.75%
Secured RMB Denominated Loan For General Working Capital Purposes [Member] | Secured Debt [Member]
Debt Instrument, Face Amount										¥ 60,000
Proceeds from issuance of Long term debt								¥ 60,000
Debt instrument, Frequency of periodic payment								monthly
Debt instrument, Payment terms								from 2019 to 2021
Repayments of long term debt				¥ 22,500	$ 3,500	¥ 30,000
Secured RMB Denominated Loan For General Working Capital Purposes [Member] | Secured Debt [Member] | Prime Rate [Member]
Debt instrument, Basis spread on variable rate								225.00%